Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000001863 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001863 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000001863 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001863 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001863 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001863 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000001863 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001863 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001863 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001863 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001863 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001863 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001863 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001863 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000001863 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001863 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001863 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001863 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001863 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001863 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000001863 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001863 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001863 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001863 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001865 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001865 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000001865 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001865 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001865 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001865 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000001865 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001865 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001865 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001865 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001865 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001865 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001865 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001865 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000001865 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001865 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001865 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001865 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001865 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001865 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000001865 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001865 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001865 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001865 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000001866 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001866 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000001866 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001866 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000001866 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000001866 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000001866 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000001866 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001866 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001866 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000001866 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001866 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001866 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001866 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000001866 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000001866 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001866 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001866 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001866 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001866 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000001866 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001866 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001866 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001866 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000113489 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000113489 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000113489 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000113489 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000113489 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000113489 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000113489 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000113489 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113489 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000113489 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000113489 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113489 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113489 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113489 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000113489 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000113489 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000113489 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000113489 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000113489 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000113489 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000113489 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000113489 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000113489 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000113489 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078712 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078712 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000078712 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078712 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078712 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000078712 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000078712 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000078712 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078712 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078712 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078712 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078712 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078712 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078712 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000078712 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078712 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078712 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078712 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078712 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078712 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000078712 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078712 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078712 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078712 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000078713 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078713 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000078713 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078713 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000078713 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000078713 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000078713 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000078713 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078713 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000078713 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078713 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078713 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078713 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078713 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000078713 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078713 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000078713 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078713 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078713 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078713 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000078713 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078713 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000078713 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000078713 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000106430 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000106430 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000106430 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000106430 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000106430 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000106430 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000106430 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000106430 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106430 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106430 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106430 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106430 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106430 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106430 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000106430 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106430 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000106430 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106430 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000106430 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000106430 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000106430 [Member] | Convertible bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106430 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106430 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106430 [Member] | Term Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000212730 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000212730 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000212730 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.20%
C000212730 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000212730 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212730 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212730 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212730 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000212730 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000212730 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000212730 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212730 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000212730 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000212730 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000212730 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000212730 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000212730 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212730 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212731 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000212731 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000212731 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000212731 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212731 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212731 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000212731 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000212731 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000212731 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000212731 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212731 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000212731 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000212731 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000212731 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000212731 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000212731 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000212731 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212731 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000212732 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000212732 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000212732 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000212732 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000212732 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000212732 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000212732 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000212732 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.80%
C000212732 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000212732 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000212732 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238026 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000238026 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000238026 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%
C000238026 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
C000238026 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000238026 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000238026 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%
C000238026 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000238026 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238026 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%
C000238026 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
C000238026 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
C000238026 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000238026 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238026 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000238026 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000238026 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238026 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000238026 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000238026 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000238026 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000238026 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000247081 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000247081 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Total Investments	54.30%
C000247081 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000247081 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000247081 [Member] | Short Term Investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000247081 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000247081 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000247081 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000247081 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000247081 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000247081 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	54.30%
C000247081 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	30.40%
C000247081 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%